Cover Cover	Nov. 19, 2020	Nov. 18, 2020
Cover [Abstract]
Entity File Number		001-36373
Entity Tax Identification Number		95-3359658
Entity Address, Postal Zip Code		94568
City Area Code		510
Local Phone Number		352-5000
Document Type		8-K
Document Period End Date		Nov. 18, 2020
Entity Registrant Name		TRINET GROUP, INC.
Entity Emerging Growth Company		false
Title of 12(b) Security		Common stock par value $0.000025 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Written Communications		false
Soliciting Material	false
Entity Incorporation, State or Country Code		DE
Trading Symbol		TNET
Security Exchange Name		NYSE
Entity Address, Address Line One		One Park Place, Suite 600
Entity Address, City or Town		Dublin,
Entity Address, State or Province		CA